FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
TKB CRITICAL TECHNOLOGIES 1
Subsidiary, Sale of Stock [Line Items]
FAIR VALUE MEASUREMENTS
NOTE 9. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	December 31, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$237,987,827	$234,603,942

Liabilities:
Warrant liability – Public Warrants	1	249,550	5,520,000
Warrant liability – Private Placement Warrants	2	233,275	5,160,000
The warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the statements of operations.
As of December 31, 2022, the aggregate values of the Public Warrants and Private Placement Warrants were $249,550 and $233,275, respectively, based on a fair value of $0.02 per warrant. As of December 31, 2021, the aggregate values of the Public Warrants and Private Placement Warrants were $5,520,000 and $5,160,000, respectively, based on a fair value of $0.48 per warrant.
The following table presents the changes in the fair value of warrant liabilities for the year ended December 31, 2022 and for the period April 20, 2021 (inception) through December 31, 2021:

	Private Placement	Public	Warrant Liabilities
Fair value as of April 20, 2021 (inception)	$—	$—	$—
Initial fair value at issuance of public and private placement warrants	10,212,500	10,925,000	21,137,500
Change in fair value	(5,052,500)	(5,405,000)	(10,457,500)
Fair value as of December 31, 2021	5,160,000	5,520,000	10,680,000
Change in fair value	(4,926,275)	(5,270,450)	(10,196,725)
Fair value as of December 31, 2022	$233,725	$249,550	$483,275
The key inputs into the Black-Scholes model formula were as follows at October 29, 2021 and December 31, 2021:

	Private Placement Warrants
Input	October 29, 2021	December 31, 2021
Ordinary share price	$10.00	$9.92
Exercise price	$11.50	$11.50
Risk-free rate of interest	1.14%	1.33%

Volatility	16.1%	8.0%
Term	6.00	5.83
Warrant to buy one share (unadjusted for the probability of dissolution)	$1.19	$0.48
Warrant to buy one share (adjusted for the probability of dissolution)	$0.95	$0.48
Dividend yield	—%	—%
The Company established the initial fair value for the warrants on October 29, 2021, the date of the consummation of the Company’s IPO. The Company used a Black-Scholes model to value the warrants. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant will be used as the fair value as of each reporting period. The subsequent measurements of the Private Placement Warrants are classified as Level 2 due to the use of an observable market quote for a similar asset in an active market under the ticker USCTW. As of December 31, 2022 and 2021, the Public Warrants have detached from the Units, and the closing price is utilized as the fair value.
The following table presents the changes in the fair value of Level 3 warrant liabilities for the year ended December 31, 2021:

	Public Warrants	Private Placement Warrants	Warrant Liability
Derivative warrant liabilities at April 20, 2021 (inception)	$—	$—	$—
Initial fair value at issuance of public and private placement warrants	10,925,000	10,212,500	21,137,500
Change in fair value	(5,405,000)	(5,052,500)	(10,457,500)
Transfer of public warrants to Level 1 measurement	(5,520,000)	—	(5,520,000)
Transfer of private warrants to Level 2 measurement	—	(5,160,000)	(5,160,000)
Level 3 derivative warrant liabilities as of December 31, 2021	$—	$—	$—
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2021 was $5,520,000. The estimated fair value of the Private Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement during the year ended December 31, 2021 was $5,160,000. There were no transfers to/from Levels 1, 2, and 3 during the year ended December 31, 2022.